                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                         BRIGHTHOUSE SEPARATE ACCOUNT A


                          SUPPLEMENT DATED MAY 1, 2017
                                       TO
            THE PROSPECTUSES DATED APRIL 28, 2008 (AS SUPPLEMENTED)


This supplement revises information in the prospectuses dated April 28, 2008 (as supplemented) for the Vintage L(SM) and Vintage XC(SM) variable annuity contracts issued by Brighthouse Life Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 842-9325 to request a free copy. Upon request, financial statements for Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) will be sent to you without charge.


1. NAME CHANGES


Effective March 6, 2017, the following name changes occurred.

                 FORMER NAME                                     NEW NAME
---------------------------------------------   ------------------------------------------
MetLife Insurance Company USA (MetLife USA)     Brighthouse Life Insurance Company (BLIC)
MetLife Investors USA Separate Account A        Brighthouse Separate Account A
MetLife Advisers, LLC or MetLife Advisers       Brighthouse Investment Advisers, LLC

Your prospectus is updated accordingly.


2. DISTRIBUTOR


Effective March 6, 2017, Brighthouse Life Insurance Company entered into a new Principal Underwriting and Distribution Agreement with Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277. Accordingly, all references in your prospectus to MetLife Investors Distribution Company ("MLIDC") or Distributor refer to Brighthouse Securities, LLC.


3. PURCHASE


In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the bullet item under option (A) with the following:


      o 100% of your purchase payments or account value among AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Asset Allocation 80 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk


                                                                   SUPP-VIN517US

         Portfolio, Schroders Global Multi-Asset Portfolio, BlackRock Ultra-Short Term Bond Portfolio, and/or the fixed account (you may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed investment portfolios; you may not allocate purchase payments to the Dollar Cost Averaging program).


In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the lists of investment options in each Platform with the following:


      Platform 1
      ----------
      Fixed Account
      BlackRock Bond Income Portfolio
      BlackRock Ultra-Short Term Bond Portfolio
      Brighthouse/Franklin Low Duration Total Return Portfolio
      PIMCO Inflation Protected Bond Portfolio
      PIMCO Total Return Portfolio
      Pyramis(R) Government Income Portfolio


      Platform 2
      ----------
      AB Global Dynamic Allocation Portfolio
      Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
      American Funds Global Growth Fund
      American Funds Growth Fund
      American Funds Growth-Income Fund
      AQR Global Risk Balanced Portfolio
      BlackRock Capital Appreciation Portfolio
      BlackRock Global Tactical Strategies Portfolio
      Brighthouse/Wellington Core Equity Opportunities Portfolio
      Brighthouse/Wellington Large Cap Research Portfolio
      Brighthouse Asset Allocation 20 Portfolio
      Brighthouse Asset Allocation 40 Portfolio
      Brighthouse Asset Allocation 60 Portfolio
      Brighthouse Asset Allocation 80 Portfolio
      Brighthouse Asset Allocation 100 Allocation Portfolio
      Brighthouse Balanced Plus Portfolio
      ClearBridge Aggressive Growth Portfolio
      ClearBridge Variable Appreciation Portfolio
      ClearBridge Variable Dividend Strategy Portfolio
      ClearBridge Variable Large Cap Value Portfolio
      Fidelity(R) VIP Contrafund(R) Portfolio
      Franklin Income VIP Fund
      Invesco Balanced-Risk Allocation Portfolio
      Invesco Comstock Portfolio
      JPMorgan Global Active Allocation Portfolio
      MetLife Multi-Index Targeted Risk Portfolio
      MetLife Stock Index Portfolio
      MFS(R) Research International Portfolio
      MFS(R) Total Return Portfolio
      MFS(R) Value Portfolio

      Oppenheimer Global Equity Portfolio
      PanAgora Global Diversified Risk Portfolio
      Pyramis(R) Managed Risk Portfolio
      Schroders Global Multi-Asset Portfolio
      T. Rowe Price Large Cap Value Portfolio
      Templeton Foreign VIP Fund
      Western Asset Management Strategic Bond Opportunities Portfolio Western Asset Variable Global High Yield Bond Portfolio


      Platform 3
      ----------
      Invesco Mid Cap Value Portfolio
      Morgan Stanley Mid Cap Growth Portfolio


      Platform 4
      ----------
      Brighthouse/Aberdeen Emerging Markets Equity Portfolio
      Clarion Global Real Estate Portfolio
      ClearBridge Variable Small Cap Growth Portfolio
      Invesco Small Cap Growth Portfolio
      JPMorgan Small Cap Value Portfolio
      Neuberger Berman Genesis Portfolio


4. INVESTMENT OPTIONS


Replace the list of investment portfolios under "INVESTMENT OPTIONS" in the prospectus with the list of investment portfolios attached to this prospectus supplement.


In the "INVESTMENT OPTIONS" section, replace the list of investment portfolios that employ a managed volatility strategy with the following:


      (a) AB Global Dynamic Allocation Portfolio


      (b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


      (c) AQR Global Risk Balanced Portfolio


      (d) BlackRock Global Tactical Strategies Portfolio


      (e) Brighthouse Balanced Plus Portfolio


      (f) Invesco Balanced-Risk Allocation Portfolio


      (g) JPMorgan Global Active Allocation Portfolio


      (h) MetLife Multi-Index Targeted Risk Portfolio


      (i) PanAgora Global Diversified Risk Portfolio


      (j) Pyramis(R) Managed Risk Portfolio


      (k) Schroders Global Multi-Asset Portfolio

In the "INVESTMENT OPTIONS" section, replace the third and fourth paragraph under "Transfers - Restrictions on Frequent Transfers" with the following:


      As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.


      Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


In the "INVESTMENT OPTIONS" section, replace the "Transfers - Restrictions on Large Transfers" section with the following:


      Large transfers may increase brokerage and administrative costs of the investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from investment portfolios except where the portfolio manager of a particular investment portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


5. EXPENSES


In the "EXPENSES" section, the following sentence under "Withdrawal Charge - Reduction or Elimination of the Withdrawal Charge - Nursing Home or Hospital Confinement Rider" and

"Withdrawal Charge - Reduction or Elimination of the Withdrawal Charge - Terminal Illness Rider" is deleted:


      We will not accept additional payments once this waiver is used.


6. ANNUITY PAYMENTS (THE INCOME PHASE)


In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, replace the first paragraph under "Annuity Date" with the following:


      Under the contract you can receive regular income payments (referred to as annuity payments). You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your annuity date.


7. LIVING BENEFITS


A. GMIB PLUS I


In the "LIVING BENEFITS" section, at the end of the "Description of GMIB Plus I" section, replace item (8) with the following:


      (8) If you elect the GMIB Plus I, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:


           (a)   the AB Global Dynamic Allocation Portfolio
           (b)   the Allianz Global Investors Dynamic Multi-Asset Plus
           Portfolio
           (c)   the AQR Global Risk Balanced Portfolio
           (d)   the BlackRock Global Tactical Strategies Portfolio
           (e)   the BlackRock Ultra-Short Term Bond Portfolio
           (f)   the Brighthouse Asset Allocation 20 Portfolio
           (g)   the Brighthouse Asset Allocation 40 Portfolio
           (h)   the Brighthouse Asset Allocation 60 Portfolio
           (i)   the Brighthouse Asset Allocation 80 Portfolio
           (j)   the Brighthouse Balanced Plus Portfolio
           (k)   the Invesco Balanced-Risk Allocation Portfolio
           (l)   the JPMorgan Global Active Allocation Portfolio
           (m)    the MetLife Multi-Index Targeted Risk Portfolio
           (n)   the PanAgora Global Diversified Risk Portfolio
           (o)   the Pyramis(R) Government Income Portfolio
           (p)   the Pyramis(R) Managed Risk Portfolio
           (q)   the Schroders Global Multi-Asset Portfolio


      You may elect to participate in the EDCA program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios.

      Restrictions on Subsequent Purchase Payments for GMIB Plus I after Rider Terminates. If you elected the GMIB Plus I rider and it terminates, any restrictions on subsequent purchase payments will no longer apply.


B. LIFETIME WITHDRAWAL GUARANTEE I


In the "LIVING BENEFITS" section, in the "Description of the Lifetime Withdrawal Guarantee I" section, replace the "Investment Allocation Restrictions" section with the following:


      INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:


           (a)   the AB Global Dynamic Allocation Portfolio
           (b)   the Allianz Global Investors Dynamic Multi-Asset Plus
           Portfolio
           (c)   the AQR Global Risk Balanced Portfolio
           (d)   the BlackRock Global Tactical Strategies Portfolio
           (e)   the BlackRock Ultra-Short Term Bond Portfolio
           (f)   the Brighthouse Asset Allocation 20 Portfolio
           (g)   the Brighthouse Asset Allocation 40 Portfolio
           (h)   the Brighthouse Asset Allocation 60 Portfolio
           (i)   the Brighthouse Asset Allocation 80 Portfolio
           (j)   the Brighthouse Balanced Plus Portfolio
           (k)   the Invesco Balanced-Risk Allocation Portfolio
           (l)   the JPMorgan Global Active Allocation Portfolio
           (m) the MetLife Multi-Index Targeted Risk Portfolio
           (n)   the PanAgora Global Diversified Risk Portfolio
           (o)   the Pyramis(R) Government Income Portfolio
           (p)   the Pyramis(R) Managed Risk Portfolio
           (q)   the Schroders Global Multi-Asset Portfolio


      You may also elect to participate in the EDCA program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios. On the other hand, if you elect the LWG II rider, you must comply with the restrictions listed in "Purchase - Investment Allocation Restrictions for Certain Riders."


8. OTHER INFORMATION


In the "OTHER INFORMATION" section, replace the "MetLife USA" subsection with the following:


      BLIC


      Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. We changed our name to Brighthouse Life Insurance Company on March 6, 2017. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of

      Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, MetLife, Inc. (MetLife), a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


      Prior to November 17, 2014, the contract was issued by MetLife Investors USA Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly MetLife Insurance Company USA) and BLIC replaced MetLife Investors as the issuer of the contract.


      PLANNED SEPARATION FROM METLIFE, INC.


      In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the Securities and Exchange Commission (SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.


      To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax adviser regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.


      Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/ searchedgar/companysearch.html.


      No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLIC will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLIC's financial strength and claims-paying ability.

In the "OTHER INFORMATION" section under "Requests and Elections," www.metlife.com is replaced with www.brighthousefinancial.com.


9. INVESTMENT PORTFOLIO FEES AND EXPENSES TABLE


Replace the Investment Portfolio Fees and Expenses Table in the prospectus with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


10. APPENDIX B


Replace Appendix B (Participating Investment Portfolios) with the Appendix B attached to this prospectus supplement.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


                                                        Telephone: 800-842-9325

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.52%     1.34%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund            0.53%         0.25%        0.03%

 American Funds Growth Fund                   0.33%         0.25%        0.02%

 American Funds Growth-Income Fund            0.27%         0.25%        0.02%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio       0.61%         0.25%        0.03%

 Allianz Global Investors Dynamic Multi-      0.68%         0.25%        0.27%
  Asset Plus Portfolio

 AQR Global Risk Balanced Portfolio           0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio          0.24%         0.25%        0.01%

 Brighthouse/Aberdeen Emerging Markets        0.89%         0.25%        0.11%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total      0.49%         0.25%        0.05%
  Return Portfolio

 Brighthouse/Wellington Large Cap             0.56%         0.15%        0.03%
  Research Portfolio

 Clarion Global Real Estate Portfolio         0.61%         0.25%        0.04%

 ClearBridge Aggressive Growth Portfolio      0.56%         0.25%        0.01%

 Invesco Balanced-Risk Allocation             0.64%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                   0.57%         0.25%        0.02%

 Invesco Mid Cap Value Portfolio              0.65%         0.25%        0.03%

 Invesco Small Cap Growth Portfolio           0.85%          --          0.03%

 JPMorgan Global Active Allocation            0.72%         0.25%        0.05%
  Portfolio

 JPMorgan Small Cap Value Portfolio           0.78%          --          0.05%

 MetLife Multi-Index Targeted Risk            0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio      0.70%         0.25%        0.04%

 Morgan Stanley Mid Cap Growth                0.65%         0.25%        0.05%
  Portfolio

 Oppenheimer Global Equity Portfolio          0.66%         0.25%        0.05%

 PanAgora Global Diversified Risk             0.65%         0.25%        0.40%
  Portfolio




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund             --        0.81%           --          0.81%

 American Funds Growth Fund                    --        0.60%           --          0.60%

 American Funds Growth-Income Fund             --        0.54%           --          0.54%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio      0.01%       0.90%         0.02%         0.88%

 Allianz Global Investors Dynamic Multi-     0.03%       1.23%           --          1.23%
  Asset Plus Portfolio

 AQR Global Risk Balanced Portfolio          0.06%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies        0.09%       1.01%         0.03%         0.98%
  Portfolio

 Brighthouse Asset Allocation 100            0.68%       1.01%           --          1.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio         0.42%       0.92%         0.01%         0.91%

 Brighthouse/Aberdeen Emerging Markets         --        1.25%         0.06%         1.19%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total       --        0.79%         0.02%         0.77%
  Return Portfolio

 Brighthouse/Wellington Large Cap              --        0.74%         0.04%         0.70%
  Research Portfolio

 Clarion Global Real Estate Portfolio          --        0.90%           --          0.90%

 ClearBridge Aggressive Growth Portfolio       --        0.82%         0.02%         0.80%

 Invesco Balanced-Risk Allocation            0.03%       0.95%         0.03%         0.92%
  Portfolio

 Invesco Comstock Portfolio                    --        0.84%         0.02%         0.82%

 Invesco Mid Cap Value Portfolio             0.05%       0.98%         0.02%         0.96%

 Invesco Small Cap Growth Portfolio            --        0.88%         0.02%         0.86%

 JPMorgan Global Active Allocation             --        1.02%         0.04%         0.98%
  Portfolio

 JPMorgan Small Cap Value Portfolio            --        0.83%         0.10%         0.73%

 MetLife Multi-Index Targeted Risk           0.22%       0.65%           --          0.65%
  Portfolio

 MFS(R) Research International Portfolio       --        0.99%         0.06%         0.93%

 Morgan Stanley Mid Cap Growth                 --        0.95%         0.01%         0.94%
  Portfolio

 Oppenheimer Global Equity Portfolio           --        0.96%         0.10%         0.86%

 PanAgora Global Diversified Risk            0.04%       1.34%           --          1.34%
  Portfolio


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 PIMCO Inflation Protected Bond                 0.47%         0.25%        0.28%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%        0.05%

 Pyramis(R) Government Income Portfolio         0.42%         0.25%        0.03%

 Pyramis(R) Managed Risk Portfolio              0.45%         0.25%        0.03%

 Schroders Global Multi-Asset Portfolio         0.64%         0.25%        0.07%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%        0.02%

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio                0.33%         0.15%        0.04%

 BlackRock Capital Appreciation Portfolio       0.70%          --          0.02%

 BlackRock Ultra-Short Term Bond                0.35%         0.15%        0.03%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.09%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Wellington Core Equity             0.70%         0.25%        0.02%
  Opportunities Portfolio

 MetLife Stock Index Portfolio                  0.25%         0.25%        0.02%

 MFS(R) Total Return Portfolio                  0.56%         0.20%        0.05%

 MFS(R) Value Portfolio                         0.70%          --          0.02%

 Neuberger Berman Genesis Portfolio             0.81%         0.25%        0.04%

 Western Asset Management Strategic             0.57%          --          0.03%
  Bond Opportunities Portfolio

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio                        0.55%         0.10%        0.08%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Franklin Income VIP Fund                       0.45%         0.25%        0.02%

 Templeton Foreign VIP Fund                     0.78%         0.25%        0.04%

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Appreciation              0.70%          --          0.05%
  Portfolio

 ClearBridge Variable Dividend Strategy         0.75%         0.25%        0.07%
  Portfolio

 ClearBridge Variable Large Cap Value           0.65%          --          0.07%
  Portfolio

 ClearBridge Variable Small Cap Growth          0.75%          --          0.08%
  Portfolio

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield       0.70%          --          0.11%
  Bond Portfolio




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 PIMCO Inflation Protected Bond                  --        1.00%         0.01%         0.99%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.78%         0.03%         0.75%

 Pyramis(R) Government Income Portfolio          --        0.70%           --          0.70%

 Pyramis(R) Managed Risk Portfolio             0.47%       1.20%         0.10%         1.10%

 Schroders Global Multi-Asset Portfolio        0.01%       0.97%           --          0.97%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%         0.03%         0.81%

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio                 --        0.52%           --          0.52%

 BlackRock Capital Appreciation Portfolio        --        0.72%         0.09%         0.63%

 BlackRock Ultra-Short Term Bond                 --        0.53%         0.02%         0.51%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.53%       0.90%         0.02%         0.88%

 Brighthouse Asset Allocation 40 Portfolio     0.57%       0.88%           --          0.88%

 Brighthouse Asset Allocation 60 Portfolio     0.60%       0.90%           --          0.90%

 Brighthouse Asset Allocation 80 Portfolio     0.64%       0.95%           --          0.95%

 Brighthouse/Wellington Core Equity              --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 MetLife Stock Index Portfolio                   --        0.52%         0.01%         0.51%

 MFS(R) Total Return Portfolio                   --        0.81%           --          0.81%

 MFS(R) Value Portfolio                          --        0.72%         0.14%         0.58%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%

 Western Asset Management Strategic            0.01%       0.61%         0.05%         0.56%
  Bond Opportunities Portfolio

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio                         --        0.73%           --          0.73%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Franklin Income VIP Fund                      0.02%       0.74%         0.03%         0.71%

 Templeton Foreign VIP Fund                    0.01%       1.08%         0.02%         1.06%

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Appreciation               --        0.75%           --          0.75%
  Portfolio

 ClearBridge Variable Dividend Strategy          --        1.07%           --          1.07%
  Portfolio

 ClearBridge Variable Large Cap Value            --        0.72%           --          0.72%
  Portfolio

 ClearBridge Variable Small Cap Growth           --        0.83%           --          0.83%
  Portfolio

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield        --        0.81%           --          0.81%

  Bond Portfolio


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio (Class B)

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B) (formerly MetLife Asset Allocation 100 Portfolio)

     Brighthouse Balanced Plus Portfolio (Class B) (formerly MetLife Balanced Plus Portfolio)

  Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly
    Met/Aberdeen Emerging Markets Equity Portfolio)

  Brighthouse/Franklin Low Duration Total Return Portfolio (Class B) (formerly
    Met/Franklin Low Duration Total Return Portfolio)

     Brighthouse/Wellington Large Cap Research Portfolio (Class E) (formerly Met/Wellington Large Cap Research Portfolio)

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class A)

     JPMorgan Global Active Allocation Portfolio (Class B)

     JPMorgan Small Cap Value Portfolio (Class A)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     Morgan Stanley Mid Cap Growth Portfolio (Class B)

     Oppenheimer Global Equity Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Pyramis(R) Government Income Portfolio (Class B)

     Pyramis(R) Managed Risk Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio (Class E)

     BlackRock Capital Appreciation Portfolio (Class A)

     BlackRock Ultra-Short Term Bond Portfolio (Class E)

     Brighthouse Asset Allocation 20 Portfolio (Class B) (formerly MetLife Asset Allocation 20 Portfolio)

     Brighthouse Asset Allocation 40 Portfolio (Class B) (formerly MetLife Asset Allocation 40 Portfolio)

     Brighthouse Asset Allocation 60 Portfolio (Class B) (formerly MetLife Asset Allocation 60 Portfolio)

     Brighthouse Asset Allocation 80 Portfolio (Class B) (formerly MetLife Asset Allocation 80 Portfolio)

  Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
    (formerly Met/Wellington Core Equity Opportunities Portfolio)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Total Return Portfolio (Class F)

     MFS(R) Value Portfolio (Class A)

     Neuberger Berman Genesis Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class A)



FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS)

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:


     Contrafund(R) Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Franklin Income VIP Fund

     Templeton Foreign VIP Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     ClearBridge Variable Appreciation Portfolio (Class I)

     ClearBridge Variable Dividend Strategy Portfolio (Class II)

     ClearBridge Variable Large Cap Value Portfolio (Class I)

     ClearBridge Variable Small Cap Growth Portfolio (Class I)



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolio is available under the contract:


     Western Asset Variable Global High Yield Bond Portfolio

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2

 American Funds Global Growth Fund            Seeks long-term growth of capital.
 American Funds Growth Fund                   Seeks growth of capital.
 American Funds Growth-Income Fund            Seeks long-term growth of capital and
                                              income.
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 AB Global Dynamic Allocation                 Seeks capital appreciation and current
 Portfolio -- Class B                         income.
 Allianz Global Investors Dynamic Multi-      Seeks total return.
 Asset Plus Portfolio -- Class B
 AQR Global Risk Balanced                     Seeks total return.
 Portfolio -- Class B
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio -- Class B                         income.
 Brighthouse Asset Allocation 100             Seeks growth of capital.
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 100 Portfolio)
 Brighthouse Balanced Plus                    Seeks a balance between a high level of
 Portfolio -- Class B (formerly MetLife       current income and growth of capital, with a
 Balanced Plus Portfolio)                     greater emphasis on growth of capital.
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio -- Class B (formerly Met/
 Aberdeen Emerging Markets Equity
 Portfolio)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio -- Class B (formerly Met/   seeking preservation of shareholders' capital.
 Franklin Low Duration Total Return
 Portfolio)
 Brighthouse/Wellington Large Cap             Seeks long-term capital appreciation.
 Research Portfolio -- Class E (formerly
 Met/Wellington Large Cap Research
 Portfolio)
 Clarion Global Real Estate                   Seeks total return through investment in real
 Portfolio -- Class B                         estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth                Seeks capital appreciation.
 Portfolio -- Class B
 Invesco Balanced-Risk Allocation             Seeks total return.
 Portfolio -- Class B
 Invesco Comstock Portfolio -- Class B        Seeks capital growth and income.
 Invesco Mid Cap Value                        Seeks high total return by investing in equity
 Portfolio -- Class B                         securities of mid-sized companies.
 Invesco Small Cap Growth                     Seeks long-term growth of capital.
 Portfolio -- Class A



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2

 American Funds Global Growth Fund            Capital Research and Management
                                              Company
 American Funds Growth Fund                   Capital Research and Management
                                              Company
 American Funds Growth-Income Fund            Capital Research and Management
                                              Company
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 AB Global Dynamic Allocation                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic Multi-      Brighthouse Investment Advisers, LLC
 Asset Plus Portfolio -- Class B              Subadviser: Allianz Global Investors
                                              U.S. LLC
 AQR Global Risk Balanced                     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 100 Portfolio)
 Brighthouse Balanced Plus                    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife       Subadviser: Overlay Portion: Pacific
 Balanced Plus Portfolio)                     Investment Management Company LLC
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio -- Class B (formerly Met/   Subadviser: Aberdeen Asset Managers
 Aberdeen Emerging Markets Equity             Limited
 Portfolio)
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio -- Class B (formerly Met/   Subadviser: Franklin Advisers, Inc.
 Franklin Low Duration Total Return
 Portfolio)
 Brighthouse/Wellington Large Cap             Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E (formerly      Subadviser: Wellington Management
 Met/Wellington Large Cap Research            Company LLP
 Portfolio)
 Clarion Global Real Estate                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: ClearBridge Investments, LLC
 Invesco Balanced-Risk Allocation             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio -- Class B        Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value                        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth                     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                         Subadviser: Invesco Advisers, Inc.

           INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------ -----------------------------------------------
 JPMorgan Global Active Allocation         Seeks capital appreciation and current
 Portfolio -- Class B                      income.
 JPMorgan Small Cap Value                  Seeks long-term capital growth.
 Portfolio -- Class A
 MetLife Multi-Index Targeted Risk         Seeks a balance between growth of capital
 Portfolio -- Class B                      and current income, with a greater emphasis
                                           on growth of capital.
 MFS(R) Research International             Seeks capital appreciation.
 Portfolio -- Class B
 Morgan Stanley Mid Cap Growth             Seeks capital appreciation.
 Portfolio -- Class B
 Oppenheimer Global Equity                 Seeks capital appreciation.
 Portfolio -- Class B
 PanAgora Global Diversified Risk          Seeks total return.
 Portfolio -- Class B
 PIMCO Inflation Protected Bond            Seeks maximum real return, consistent with
 Portfolio -- Class B                      preservation of capital and prudent
                                           investment management.
 PIMCO Total Return Portfolio -- Class B   Seeks maximum total return, consistent with
                                           the preservation of capital and prudent
                                           investment management.
 Pyramis(R) Government Income              Seeks a high level of current income,
 Portfolio -- Class B                      consistent with preservation of principal.
 Pyramis(R) Managed Risk                   Seeks total return.
 Portfolio -- Class B
 Schroders Global Multi-Asset              Seeks capital appreciation and current
 Portfolio -- Class B                      income.
 T. Rowe Price Large Cap Value             Seeks long-term capital appreciation by
 Portfolio -- Class B                      investing in common stocks believed to be
                                           undervalued. Income is a secondary
                                           objective.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 BlackRock Bond Income                     Seeks a competitive total return primarily
 Portfolio -- Class E                      from investing in fixed-income securities.
 BlackRock Capital Appreciation            Seeks long-term growth of capital.
 Portfolio -- Class A
 BlackRock Ultra-Short Term Bond           Seeks a high level of current income
 Portfolio -- Class E                      consistent with preservation of capital.
 Brighthouse Asset Allocation 20           Seeks a high level of current income, with
 Portfolio -- Class B (formerly MetLife    growth of capital as a secondary objective.
 Asset Allocation 20 Portfolio)
 Brighthouse Asset Allocation 40           Seeks high total return in the form of income
 Portfolio -- Class B (formerly MetLife    and growth of capital, with a greater
 Asset Allocation 40 Portfolio)            emphasis on income.
 Brighthouse Asset Allocation 60           Seeks a balance between a high level of
 Portfolio -- Class B (formerly MetLife    current income and growth of capital, with a
 Asset Allocation 60 Portfolio)            greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80           Seeks growth of capital.
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 80 Portfolio)



           INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------------
 JPMorgan Global Active Allocation         Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: J.P. Morgan Investment
                                           Management Inc.
 JPMorgan Small Cap Value                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: J.P. Morgan Investment
                                           Management Inc.
 MetLife Multi-Index Targeted Risk         Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: Overlay Portion: MetLife
                                           Investment Advisors, LLC
 MFS(R) Research International             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: Massachusetts Financial Services
                                           Company
 Morgan Stanley Mid Cap Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: Morgan Stanley Investment
                                           Management Inc.
 Oppenheimer Global Equity                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: OppenheimerFunds, Inc.
 PanAgora Global Diversified Risk          Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: PanAgora Asset Management,
                                           Inc.
 PIMCO Inflation Protected Bond            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: Pacific Investment Management
                                           Company LLC
 PIMCO Total Return Portfolio -- Class B   Brighthouse Investment Advisers, LLC
                                           Subadviser: Pacific Investment Management
                                           Company LLC
 Pyramis(R) Government Income              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: FIAM LLC
 Pyramis(R) Managed Risk                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: FIAM LLC
 Schroders Global Multi-Asset              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadvisers: Schroder Investment
                                           Management North America Inc.; Schroder
                                           Investment Management North America
                                           Limited
 T. Rowe Price Large Cap Value             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: T. Rowe Price Associates, Inc.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 BlackRock Bond Income                     Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                      Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation            Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond           Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                      Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20           Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 20 Portfolio)
 Brighthouse Asset Allocation 40           Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 40 Portfolio)
 Brighthouse Asset Allocation 60           Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 60 Portfolio)
 Brighthouse Asset Allocation 80           Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 80 Portfolio)

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class B         over time and, secondarily, long-term capital
 (formerly Met/Wellington Core Equity       appreciation and current income.
 Opportunities Portfolio)
 MetLife Stock Index Portfolio -- Class B   Seeks to track the performance of the
                                            Standard & Poor's 500(R) Composite Stock
                                            Price Index.
 MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through
                                            investment in a diversified portfolio.
 MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.
 Neuberger Berman Genesis                   Seeks high total return, consisting principally
 Portfolio -- Class B                       of capital appreciation.
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio -- Class A         with preservation of capital.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS

 Contrafund(R) Portfolio                    Seeks long-term capital appreciation.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2

 Franklin Income VIP Fund                   Seeks to maximize income while maintaining
                                            prospects for capital appreciation.
 Templeton Foreign VIP Fund                 Seeks long-term capital growth.
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST

 ClearBridge Variable Appreciation          Seeks long-term capital appreciation.
 Portfolio -- Class I
 ClearBridge Variable Dividend Strategy     Seeks dividend income, growth of dividend
 Portfolio -- Class II                      income and long-term capital appreciation.
 ClearBridge Variable Large Cap Value       Seeks long-term growth of capital. Current
 Portfolio -- Class I                       income is a secondary objective.
 ClearBridge Variable Small Cap Growth      Seeks long-term growth of capital.
 Portfolio -- Class I
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I

 Western Asset Variable Global High Yield   Seeks to maximize total return.
 Bond Portfolio



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 Brighthouse/Wellington Core Equity         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B         Subadviser: Wellington Management
 (formerly Met/Wellington Core Equity       Company LLP
 Opportunities Portfolio)
 MetLife Stock Index Portfolio -- Class B   Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 MFS(R) Total Return Portfolio -- Class F   Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MFS(R) Value Portfolio -- Class A          Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Neuberger Berman Genesis                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A         Subadviser: Western Asset Management
                                            Company
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS

 Contrafund(R) Portfolio                    Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2

 Franklin Income VIP Fund                   Franklin Advisers, Inc.
 Templeton Foreign VIP Fund                 Templeton Investment Counsel, LLC
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST

 ClearBridge Variable Appreciation          Legg Mason Partners Fund Advisor, LLC
 Portfolio -- Class I                       Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Dividend Strategy     Legg Mason Partners Fund Advisor, LLC
 Portfolio -- Class II                      Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Large Cap Value       Legg Mason Partners Fund Advisor, LLC
 Portfolio -- Class I                       Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Small Cap Growth      Legg Mason Partners Fund Advisor, LLC
 Portfolio -- Class I                       Subadviser: ClearBridge Investments, LLC
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I

 Western Asset Variable Global High Yield   Legg Mason Partners Fund Advisor, LLC
 Bond Portfolio                             Subadvisers: Western Asset Management
                                            Company; Western Asset Management
                                            Company Limited; Western Asset
                                            Management Company Pte. Ltd.